SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RMB exchange rate at balance sheets dates	6.8632	6.5127
Average exchange rate for each year	6.6174	6.7547	6.6423